ING

                                        January 7, 2005

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


        Re:  Separate Account B of ING USA Annuity and Life
             Insurance Company
             EDGAR CIK: 0000836687
             File Nos. 333-28755, 811-05626
             Prospectus Name: GoldenSelect Premium Plus
             Certification pursuant to Rule 497(j)
             of the Securities Act of 1933, as amended (the "1933 Act")
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Ladies and Gentlemen:

     Please be advised that in lieu of filing a copy of the GOLDENSELECT PREMIUM PLUS Prospectus and Statement of Additional Information under Rule 497(c) of the 1933 Act for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

     (1) The form of the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment, and

     (2) The text of the most recent registration statement or amendment has been filed electronically.

     If you have any questions, comments, or need more information, please do not hesitate to contact the undersigned at (610) 425-4139.


                              Sincerely,


                              /s/ Linda E. Senker
                              -----------------------
                              Linda E. Senker
                              Counsel




1475 Dunwoody Drive             GOLDENSELECT SERIES
West Chester, PA  19380-1478    Issued by ING USA Annuity and
                                 Insurance Company

                                Tel:  (610) 425-4139
                                Fax:  (610) 425-3520